JPMorgan Equity Income Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Equity Income Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.45%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.69%